SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Short Term Deposits and Marketable Securities [Line Items]
Bank deposits	$ 3,205	[1]	$ 9,001	[1]
Marketable Securities and Bank Deposits	13,060		31,587
Government and Corporate Bonds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Marketable securities	9,855	[2]	15,203	[2]
Equity [Member]
Short Term Deposits and Marketable Securities [Line Items]
Marketable securities	$ 0	[3]	$ 7,383	[3]

[1]	The bank deposits bear interest at an average annual rate of 1.5% and 2.1% for 2014 and 2013, respectively.
[2]	The Bonds provide a yield at an average annual rate of 0.8% and 1.5% for 2014 and 2013, respectively.
[3]	Unrealized net gains are immaterial.